Share capital (Details)				1 Months Ended		12 Months Ended								13 Months Ended
	Aug. 17, 2020 shares	Jan. 14, 2020 shares	Dec. 13, 2019 CNY (¥) shares	Apr. 30, 2018 CNY (¥) item	Apr. 30, 2018 USD ($) item $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 30, 2019 CNY (¥)	Dec. 31, 2017 $ / shares
Issued
Beginning balance, equity | ¥						¥ 5,285,283,000		¥ 4,520,541,000		¥ 3,831,088,000
Issuance of ordinary shares | ¥			¥ 6,549					2,697,679,000		192,082,000				¥ 257
Ending balance, equity | ¥						¥ 3,835,082,000		¥ 5,285,283,000		¥ 4,520,541,000		¥ 3,831,088,000
Number of investors | item				12	12
Total consideration | ¥			¥ 2,007,034,549											¥ 192,082,000
Ordinary shares
Authorized
Ordinary shares par value per share | $ / shares							$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001		$ 0.00001
Authorized shares							5,000,000,000
Authorized share capital | $							$ 50,000
Issued
Issued shares at beginning of period						1,169,980,661	1,169,980,661	1,097,320,664	1,097,320,664	999,999,999	999,999,999	900,000,000	900,000,000
Increase in ordinary shares	62,100,000	10,560,000	93,600,000					72,660,000	72,660,000	3,720,665	3,720,665	99,999,999	99,999,999
Newly issued ordinary shares upon initial public offering										93,600,000	93,600,000
Issued shares at end of period						1,169,980,653	1,169,980,653	1,169,980,661	1,169,980,661	1,097,320,664	1,097,320,664	999,999,999	999,999,999
Surrendered ordinary shares						(8)	(8)	(3)	(3)
Beginning balance, equity						¥ 78,008	$ 11,700	¥ 72,975	$ 10,973	¥ 66,169	$ 10,000	¥ 59,838	$ 9,000
Issuance of ordinary shares								5,033	727	257	37	6,331	1,000
Issuance of ordinary shares upon initial public offering										6,549	936
Ending balance, equity						¥ 78,008	$ 11,700	¥ 78,008	$ 11,700	¥ 72,975	$ 10,973	¥ 66,169	$ 10,000
Total consideration				¥ 4,750,965,000	$ 750,000,000
Price per share (in USD per share) | $ / shares					$ 7.5